Description of Business (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 29, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Description of Business
Net loss		$ 6,649,493	$ (1,528,012)	$ (1,100,748)	$ (6,182,224)	$ (7,923,607)	$ (3,323,081)
Working capital						20,066,574
Accumulated deficit		$ 2,848,608		2,848,608		1,747,860	8,223,407
Net cash used in operating activities				(7,232,949)	$ (5,524,098)	(7,795,087)	$ (3,069,976)
Product revenues				$ 752,548		$ 616,511
Gross proceeds from public offering	$ 25,140,000
Net proceeds from public offering	21,640,000
Underwriting fees and closing costs	$ 3,500,000